                              WARBURG, PINCUS TRUST

       I, the undersigned, a duly elected officer of the Warburg, Pincus Trust, do hereby certify that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed April 26, 2000, and (ii) the text of such amendment was filed electronically.

       IN WITNESS WHEREOF, I have signed this Certificate on this 1st day of May, 2000.

                                    WARBURG, PINCUS TRUST


                                    By:/s/Hal Liebes
                                       -------------
                                    Name:  Hal Liebes
                                    Title: Vice President and Secretary